Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Rent expense	$ 194	$ 178	$ 579	$ 582	$ 800	$ 1,500
Lease expiration period			November 2023		November 2023